20. Related Parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Martin Treder
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 9
Leila Alland
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	40
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	21	€ 19
Richard Stead
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance		12
Bemdt Modig
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	9
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	11	10
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	21	17
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 17	€ 10